Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Derivative Financial Instruments

Purpose	Risk	Counterparty	Settlement date	12.31.2018	12.31.2017
Derivatives designated as hedge accounting
Expenses in Brazilian Reais (i)	Exchange rate	Citibank BofaMLynch Santander BNP Paribas Bradesco Itau BBA	2019 — 2019 2019 2019 2019	(1.9) — (1.2) (1.2) (1.9) (1.3)	0.8 0.3 1.4 1.3 — —
Export financing (ii)	Interest rate	Bradesco BofaMLynch Santander	— — 2019	— — 0.9	3.7 4.5 5.0
Project development (ii)	Interest rate	Itau BBA Votorantim BofaMLynch Santander HSBC Société Générale Safra Morgan Stanley S/A Bradesco	2023 2022 2022 2022 2022 2022 2022 2022 2022	0.3 0.3 0.5 1.7 0.3 0.2 0.1 1.7 0.4	0.3 0.5 0.7 2.7 0.4 0.2 0.2 3.0 0.7
Investments	Interest rate	Bradesco Santander BNP Paribas	— — —	— — —	(1.1) (0.1) (0.1)
Export	Exchange rate and Interest rate	Santander	—	—	(0.1)
Export (iii)	Interest rate	Itau BBA	2027	2.3	0.5

Other Derivatives				1.2	24.8

Recourse and non-recourse debt (iv)	Interest rate	Natixis	2022	0.3	1.0
Acquisition of property, plant and equipment (v)	Interest rate	Compass Bank	2024	(0.1)	(0.2)
Export (vi)	Exchange rate	Santander Totta Natixis BNP Paribas	2019 — —	— — —	— (0.3) 0.1

				0.2	0.6

				1.4	25.4

(i)

Zero-cost collar financial instruments, designated as cash flow hedge, in the total amount of US$ 296.7, through purchase of a put option at the weighted average exercise price of R$ 3.43 and through the sale of a call option at the weighted average exercise price of R$ 4.10 for the year of 2019.

(ii)

Interest rate swap, designated as fair value hedge, of US$ 277.6 related to the Export and Project Development debt lines, subject to a weighted average fixed interest rate of 4.51% p.a. to a weighted average floating rate equivalent to 34.49% p.a. of CDI index (Interbank Deposit Certificate).

(iii)	Interest rate swap, designated as cash flow hedge, which converted 6-month LIBOR interest rate to a fixed interest rate of 2.37% p.a., related to US$ 100.0 debt.
(iv)	Interest rate swap, which converted the amount of US$ 7.3 of recourse and non-recourse debt from a weighted average fixed rate of 8.4% p.a. to a floating rate equivalent to LIBOR 6 months + 1.15% p.a.
(v)	Interest rate swap, related to operation in the amount of US$ 3.2, which converted a floating interest rate of LIBOR 1 month + 2.44% p.a. for fixed rate of 5.23% p.a.
(vi)	Non-deliverable forward instruments in the amount of US$ 2.5 for exchange of US Dollars to Euro.

Summary of Fair Value of Derivative Financial Instruments

As of December 31, 2018 and 2017, the fair value of the derivative financial instruments was recorded in the consolidated statements of financial position as follows:

	12.31.2018	12.31.2017
Assets
Current portion	5.4	29.5
Non-current	4.1	4.8
Liabilities
Current portion	(8.1)	(8.8)
Non-current	—	(0.1)

Net derivative financial instruments	1.4	25.4